UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.8%

Common Stocks — 94.8%

Aerospace & Defense — 1.8%
5	Boeing Co.	567
5	Precision Castparts Corp.	718
		1,285

Auto Components — 1.3%
46	Gentex Corp.	982

Biotechnology — 1.6%
10	Celgene Corp. (a)	677
11	Gilead Sciences, Inc. (a)	458
		1,135

Capital Markets — 3.7%
4	Affiliated Managers Group, Inc. (a) (c)	567
15	Lazard Ltd., Class A (Bermuda)	632
12	State Street Corp.	818
12	T. Rowe Price Group, Inc.	674
		2,691

Chemicals — 2.3%
18	Ecolab, Inc.	868
10	Monsanto Co.	832
		1,700

Commercial Services & Supplies — 2.9%
21	Corrections Corp. of America (a)	560
13	Stericycle, Inc. (a)	760
25	Waste Connections, Inc. (a)	783
		2,103

Communications Equipment — 4.2%
53	Cisco Systems, Inc. (a)	1,742
25	Corning, Inc.	604
7	Research In Motion Ltd. (Canada) (a)	729
		3,075

Computers & Peripherals — 4.9%
7	Apple, Inc. (a)	1,113
20	Hewlett-Packard Co.	1,001
9	International Business Machines Corp.	1,013
19	Seagate Technology (Cayman Islands)	484
		3,611

Construction & Engineering — 1.8%
15	McDermott International, Inc. (a)	790
20	Quanta Services, Inc. (a) (c)	521
		1,311

Distributors — 1.0%
22	LKQ Corp. (a)	748

Diversified Consumer Services — 2.8%
14	Apollo Group, Inc., Class A (a)	866
21	Weight Watchers International, Inc.	1,192

2,058

Diversified Financial Services — 1.5%
2	CME Group, Inc.	1,116

Diversified Telecommunication Services — 2.9%
18	AT&T, Inc. (m)	740
18	Cbeyond, Inc. (a) (c)	726
14	Verizon Communications, Inc.	620
		2,086

Electrical Equipment — 3.3%
19	General Cable Corp. (a)	1,278
18	Roper Industries, Inc.	1,153
		2,431

Electronic Equipment & Instruments — 2.6%
35	Amphenol Corp., Class A	1,375
10	Flir Systems, Inc. (a)	532
		1,907

Energy Equipment & Services — 3.0%
8	Cameron International Corp. (a)	710
9	Oceaneering International, Inc. (a)	690
7	Schlumberger Ltd.	756
		2,156

Food & Staples Retailing — 0.9%
17	CVS/Caremark Corp.	676

Food Products — 0.9%
10	Wm. Wrigley, Jr., Co.	629

Gas Utilities — 0.8%
11	Questar Corp.	588

Health Care Equipment & Supplies — 2.9%
8	ArthroCare Corp. (a) (c)	458
11	Cytyc Corp. (a)	510
8	Hologic, Inc. (a) (c)	500
6	IDEXX Laboratories, Inc. (a)	680
		2,148

Health Care Providers & Services — 2.0%
19	Lincare Holdings, Inc. (a)	693
19	VCA Antech, Inc. (a)	776
		1,469

Health Care Technology — 0.8%
10	Cerner Corp. (a) (c)	574

Hotels, Restaurants & Leisure — 1.1%
32	Burger King Holdings, Inc.	821

Household Durables — 0.8%
5	Garmin Ltd. (Cayman Islands) (c)	573

Insurance — 0.7%
5	Everest Re Group Ltd. (Bermuda)	518

Internet & Catalog Retail — 1.1%
9	Amazon.com, Inc. (a)	810

Internet Software & Services — 3.1%
10	Bankrate, Inc. (a) (c)	443
12	DealerTrack Holdings, Inc. (a)	482

2	Google, Inc., Class A (a)	1,361
2,286

IT Services — 3.5%
34	Genpact Ltd. (Bermuda) (a)	568
3	MasterCard, Inc., Class A	503
34	VeriFone Holdings, Inc. (a) (c)	1,489
		2,560

Leisure Equipment & Products — 1.0%
37	Smith & Wesson Holding Corp. (a) (c)	701

Life Sciences Tools & Services — 2.6%
46	Enzo Biochem, Inc. (a) (c)	519
14	Icon Plc ADR (Ireland) (a)	704
81	Third Wave Technologies, Inc. (a)	700
		1,923

Machinery — 1.3%
6	Deere & Co.	920

Media — 0.8%
18	DreamWorks Animation SKG, Inc., Class A (a)	612

Multiline Retail — 0.7%
13	Dollar Tree Stores, Inc. (a)	543

Office Electronics — 0.9%
18	Zebra Technologies Corp., Class A (a)	668

Oil, Gas & Consumable Fuels — 3.1%
20	Forest Oil Corp. (a)	857
20	Southwestern Energy Co. (a)	841
10	XTO Energy, Inc.	600
		2,298

Personal Products — 0.8%
24	Bare Escentuals, Inc. (a)	595

Pharmaceuticals — 4.8%
10	Allergan, Inc.	619
24	Merck & Co., Inc.	1,225
25	Schering-Plough Corp.	775
12	Shire plc ADR (United Kingdom)	888
		3,507

Semiconductors & Semiconductor Equipment — 6.4%
26	Altera Corp.	619
32	Anadigics, Inc. (a) (c)	577
45	Intel Corp.	1,151
14	KLA-Tencor Corp.	781
9	MEMC Electronic Materials, Inc. (a)	500
28	NVIDIA Corp. (a)	1,031
		4,659

Software — 8.1%
14	Adobe Systems, Inc. (a)	611
22	ANSYS, Inc. (a) (c)	745
13	Autodesk, Inc. (a)	635
49	Magma Design Automation, Inc. (a)	687
42	Microsoft Corp.	1,226
6	NAVTEQ Corp. (a)	483

27	Nuance Communications, Inc. (a) (c)	519
47	Oracle Corp. (a)	1,020
		5,926

Specialty Retail — 3.2%
20	Ann Taylor Stores Corp. (a)	640
22	Barnes & Noble, Inc.	786
16	GameStop Corp., Class A (a)	890
		2,316

Wireless Telecommunication Services — 0.9%
11	America Movil S.A. de C.V., ADR, Series L (Mexico)	691
	Total Common Stocks
	(Cost $52,372)	69,406

Short-Term Investment — 1.9%

Investment Company — 1.9%

1,379	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $1,379)	1,379

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.3%

Certificate of Deposit — 0.6%
400	Deutsche Bank, New York (Germany),
	FRN, 5.35%, 01/22/08	400

Corporate Notes — 2.4%
300	Alliance and Leicester plc (United Kingdom),
	FRN, 5.83%, 09/02/08	300
250	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	250
300	CDC Financial Products, Inc.,
	FRN, 5.40%, 10/26/07	300
300	Citigroup Global Markets Inc.,
	FRN, 5.40%, 10/05/07	300
350	Sigma Finance Inc.,
	FRN, 4.87%, 10/24/07	350
		1,500

Repurchase Agreements — 5.3%
628	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $628, collateralized by U.S. Government Agency Mortgages	628
900	Barclays Capital 5.12%, dated 09/28/07, due 10/01/07, repurchase price $900, collateralized by U.S. Government Agency Mortgages	900
900	Bear Stearns Cos., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $900, collateralized by U.S. Government Agency Mortgages	900
900	Credit Suisse (USA) LLC 5.26%, dated 09/28/07, due 10/01/07, repurchase price $900, collateralized by U.S. Government Agency Mortgages	900
900	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $900, collateralized by U.S. Government Agency Mortgages	900
		4,228
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $6,128)	6,128

Total Investments — 105.0%

(Cost $59,879)	76,913

Liabilities in Excess of Other Assets — (5.0)%	(3,688)

NET ASSETS — 100.0%	$73,225

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,359
Aggregate gross unrealized depreciation	(325)
Net unrealized appreciation/depreciation	$17,034

Federal income tax cost of investments	$59,879

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007